Other administrative expenses (Tables)	12 Months Ended
Dec. 31, 2025
Other administrative expenses [Abstract]
Schedule of other administrative expenses

Skr mn	2025	2024	2023
Travel expenses and marketing	-11	-11	-10
IT and information system (incl. fees)	-174	-166	-165
Other fees	-36	-35	-32
Premises	-10	-10	-9
Other	-7	-7	-6
Total other administrative expenses	-239	-229	-222

Schedule of remuneration to auditors
Remuneration to auditors

Skr mn	2025	2024	2023
Öhrlings PricewaterhouseCoopers AB:
Audit fees[1]	-10	-10	-10
Audit related fees[2]	—	—	—
Tax related fees[3]	0	—	—
Other fees[4]	-3	-3	-3
Total	-13	-13	-13
1    Fees related to audit of annual financial statements and reviews of interim financial statements.
2    Fees charged for assurance and related services that are related to the performance of audit or review of the financial statements and are not reported under Audit fees.
3    Fees for professional services rendered by the principal independent auditors for tax compliance and tax advice.
4    Fees for products and services rendered by the principal independent auditors, other than the services reported in Audit fees through Tax–related fees above.